Regulatory Matters (Details Narrative)	Dec. 31, 2013	Jan. 13, 2010
Regulatory Matters
Minimum Tier I capital level requires to achieve and maintain by the entity	8.00%	8.00%
Total risk-based capital of total risk-weighted assets requires to achieve and maintain by the entity	10.00%	10.00%